Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ 240,364	$ (95,815)
Expected income tax (expense) recovery at Canadian statutory income tax rate of 26.5% (2019 - 26.5%)	(63,711)	25,400
Permanent differences	138,601	(74,024)
Foreign tax rate differential	16,825	(1,770)
Tax credits earned during the year	1,900	1,571
Other items	4,503	1,468
Change in valuation allowance	(18,973)	18,328
Recovery of (provision for) income taxes	$ 79,145	$ (29,027)
Canada Revenue Agency
Income Tax Disclosure [Abstract]
Canadian statutory income tax rate	26.50%	26.50%
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.50%	26.50%